Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Income Taxes [Line Items]
Increase in valuation allowance due to increase in deferred tax assets	$ 4,399,000	$ 3,486,000
Period for cumulative change in ownership	3 years
Cumulative change in ownership interest percentage	50.00%
Uncertain tax position	$ 0	$ 0	$ 0
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 27,636,000
Operating loss carryforwards expiration beginning year	2029
Operating loss carryforwards expiration ending year	2035
Income tax credits	$ 333,000
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 27,384,000
Operating loss carryforwards expiration beginning year	2029
Operating loss carryforwards expiration ending year	2035
Income tax credits	$ 39,000